Financial Risk Management - Summary of Financial Liabilities by Maturity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 44,352	₩ 73,106
Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	37,689	71,928
Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,175	1,031
Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	5,488	147
Less Than Three months
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	23,147	71,412
Less Than Three months | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	21,374	70,381
Less Than Three months | Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,175	1,031
Less Than Three months | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	598
Carrying amount [member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	43,858	73,106
Carrying amount [member] | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	37,689	71,928
Carrying amount [member] | Accrued Expenses
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,175	1,031
Carrying amount [member] | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	4,994	147
More Than One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	428	34
More Than One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	428	34
Three Months to One Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	17,775	1,660
Three Months to One Year | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	16,122	1,547
Three Months to One Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,653	₩ 113
One Year to Two Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,973
One Year to Two Year | Accounts Payable
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	193
One Year to Two Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,780
Two Year to Three Year
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	1,029
Two Year to Three Year | Other Liabilities
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Other payable	₩ 1,029